Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2015, 2016 and 2017 are as follows (in thousands):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cost of revenues	6,335	(4,367)	5,017	771
Sales and marketing expenses	3,043	(2,842)	1,877	288
General and administrative expenses	21,836	11,025	10,796	1,659
Technology and product development expenses	3,140	(1,926)	3,162	486

Total	34,354	1,890	20,852	3,204

Summary of share option activities

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2015	50,267,007	0.79	8.2	17.6
Granted	8,020,000	0.92
Forfeited and expired	(8,379,197)	1.03
Exercised	(3,790,280)	0.36		1.5

Outstanding as of December 31, 2015	46,117,530	0.81	7.5	7.6
Granted	9,991,964	0.47
Forfeited and expired	(10,005,413)	0.94
Exercised	(1,658,946)	0.22		0.4

Outstanding as of December 31, 2016	44,445,135	0.43	7.1	1.8
Granted	7,255,000	0.42
Forfeited and expired	(7,319,500)	0.50
Exercised	(5,091,696)	0.37		2.1

Outstanding as of December 31, 2017	39,288,939	0.42	6.7	15.3

Exercisable as of December 31, 2017	20,643,961	0.39	5.1	8.7
Vested and expected to vest as of December 31, 2017	29,411,110	0.41	6.0	11.8

Share options valuation assumption

For the Years Ended December 31,
	2015	2016	2017
Expected volatility rate	54.23%-54.32%	50.67%-55.65%	48.84%-57.06%
Expected dividend yield	—	—	—
Expected term (years)	5.91-6.16	3.91-6.16	3.13-6.16
Risk-free interest rate (per annum)	1.90%-1.98%	1.30%-1.55%	0.90%-1.92%

Summary of restricted share units activities

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2015	32,500	1.07
Granted	—	—
Vested	(32,500)	1.07
Forfeited	—	—

Unvested as of December 31, 2015	—	—